Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Fangdd Network Group Ltd.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to our annual report on Form 20-F for the year ended December 31, 2023 originally filed with the U.S. Securities and Exchange Commission on April 19, 2024 (the “Original 2023 Form 20-F”) is being filed solely to remove the language of “and in accordance with auditing standards generally accepted in the United States of America” from the fourth paragraph on page F-2 of the Report of Independent Registered Public Accounting Firm issued by Audit Alliance LLP.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, we are also filing as exhibits to Amendment No. 1 the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002.Other than the matters described above, this Amendment No. 1 does not amend or modify any information included in any of the disclosure presented in the Original 2023 Form 20-F.The Original 2023 Form 20-F, as amended by this Amendment No. 1, speaks as of the original filing date of the Original 2023 Form 20-F and does not reflect events that may have occurred subsequent to the original filing date of the Original 2023 Form 20-F.
Entity Central Index Key	0001750593
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39109
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1501, Shangmei Technology Building
Entity Address, Address Line Two	No. 15 Dachong Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518072
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 1501, Shangmei Technology Building
Entity Address, Address Line Two	No. 15 Dachong Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518072
Entity Address, Country	CN
Contact Personnel Name	Xi Zeng
City Area Code	+86
Local Phone Number	755 2699 8968
American depositary shares, each representing one Class A ordinary share, par value US$0.0005625 per share
Document Information Line Items
Trading Symbol	DUO
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share, par value US$0.0005625 per share
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0005625 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value US$0.0005625 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	33,312,108,296
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	490,418,360
Class C Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	7,071,427